Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Payments for Purchase Obligations

The amounts presented below represent the minimum annual payments under the Company’s purchase obligations that have initial or remaining non-cancelable terms in excess of one year.

	Years Ending December 31,
(in millions)	2018	2019	2020	2021	2022	There-after	Total
Operating leases	$3.9	$3.8	$3.9	$3.3	$3.0	$10.8	$28.7
Other contractual obligations	41.7	18.2	12.6	1.0	0.3	-	73.8
	$45.6	$22.0	$16.5	$4.3	$3.3	$10.8	$102.5